UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 100.3% of Net Assets
	Aerospace & Defense – 2.7%
464,255	Boeing Co. (The)(b)	$58,259,360
646,962	Honeywell International, Inc.(b)	60,012,195
334,122	Raytheon Co.(b)	33,007,912
557,576	United Technologies Corp.(b)	65,147,180

		216,426,647

	Air Freight & Logistics – 0.8%
671,706	United Parcel Service, Inc., Class B(b)	65,410,730

	Auto Components – 0.0%
162,452	Cooper Tire & Rubber Co.	3,947,584

	Automobiles – 0.3%
1,627,236	Ford Motor Co.(b)	25,384,882

	Banks – 6.2%
169,647	Associated Banc-Corp	3,063,825
4,799,946	Bank of America Corp.(b)	82,559,071
1,784,918	Citigroup, Inc.(b)	84,962,097
130,602	FirstMerit Corp.	2,720,440
2,109,181	JPMorgan Chase & Co.(b)	128,048,378
175,126	Old National Bancorp(b)	2,611,129
1,111,027	US Bancorp(b)	47,618,617
2,977,018	Wells Fargo & Co.(b)	148,076,875

		499,660,432

	Beverages – 2.1%
2,024,596	Coca-Cola Co. (The)(b)	78,270,881
156,355	Monster Beverage Corp.(b)(c)	10,858,855
949,730	PepsiCo, Inc.(b)	79,302,455

		168,432,191

	Biotechnology – 2.9%
49,000	Alexion Pharmaceuticals, Inc.(b)(c)	7,454,370
548,912	Amgen, Inc.(b)	67,702,806
147,971	Biogen Idec, Inc.(b)(c)	45,259,890
170,000	Celgene Corp.(b)(c)	23,732,000
974,698	Gilead Sciences, Inc.(b)(c)	69,067,100
38,000	Regeneron Pharmaceuticals, Inc.(b)(c)	11,410,640
93,200	Vertex Pharmaceuticals, Inc.(b)(c)	6,591,104

		231,217,910

	Capital Markets – 2.3%
11,536	Affiliated Managers Group, Inc.(b)(c)	2,307,777
1,634,034	Charles Schwab Corp. (The)(b)	44,658,149
358,564	Eaton Vance Corp.(b)	13,682,802
273,442	Goldman Sachs Group, Inc. (The)(b)	44,803,472
498,077	Legg Mason, Inc.(b)	24,425,696
897,785	Morgan Stanley(b)	27,983,959
369,387	TD Ameritrade Holding Corp.(b)	12,540,689

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
239,841	Waddell & Reed Financial, Inc., Class A(b)	$17,657,094

		188,059,638

	Chemicals – 2.4%
835,039	Dow Chemical Co. (The)(b)	40,574,545
569,001	E.I. du Pont de Nemours & Co.(b)	38,179,967
295,691	Eastman Chemical Co.(b)	25,491,521
333,458	LyondellBasell Industries NV, Class A(b)	29,657,755
268,718	Monsanto Co.(b)	30,572,047
369,523	Olin Corp.(b)	10,202,530
72,924	Potash Corp. of Saskatchewan, Inc.	2,641,307
321,996	RPM International, Inc.(b)	13,472,313

		190,791,985

	Commercial Services & Supplies – 0.6%
202,742	ADT Corp. (The)(b)	6,072,123
380,502	R.R. Donnelley & Sons Co.(b)	6,810,986
355,932	Tyco International Ltd.(b)	15,091,517
451,602	Waste Management, Inc.(b)	18,998,896

		46,973,522

	Communications Equipment – 1.6%
2,684,047	Cisco Systems, Inc.(b)	60,149,493
238,994	Motorola Solutions, Inc.(b)	15,364,924
611,389	QUALCOMM, Inc.(b)	48,214,137
380,800	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	5,076,064

		128,804,618

	Consumer Finance – 1.0%
594,399	American Express Co.(b)	53,513,742
461,754	Discover Financial Services(b)	26,869,465

		80,383,207

	Containers & Packaging – 0.4%
255,855	Avery Dennison Corp.(b)	12,964,173
477,338	MeadWestvaco Corp.(b)	17,967,002
116,207	Sonoco Products Co.(b)	4,766,811

		35,697,986

	Distributors – 0.3%
291,718	Genuine Parts Co.(b)	25,335,708

	Diversified Financial Services – 1.6%
787,537	Berkshire Hathaway, Inc., Class B(b)(c)	98,418,499
328,860	CME Group, Inc., Class A(b)	24,338,929
38,263	IntercontinentalExchange Group, Inc.(b)	7,569,569

		130,326,997

	Diversified Telecommunication Services – 2.3%
2,863,040	AT&T, Inc.(b)	100,406,813
689,306	Frontier Communications Corp.(b)	3,929,044
1,692,172	Verizon Communications, Inc.(b)	80,496,622

		184,832,479

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – 1.2%
245,000	American Electric Power Co., Inc.(b)	$12,411,700
796,513	Duke Energy Corp.(b)	56,727,656
78,779	Hawaiian Electric Industries, Inc.(b)	2,002,562
327,410	OGE Energy Corp.(b)	12,035,592
714,976	Pepco Holdings, Inc.(b)	14,642,708

		97,820,218

	Electrical Equipment – 1.1%
544,668	Eaton Corp. PLC(b)	40,915,460
585,189	Emerson Electric Co.(b)	39,090,625
103,018	Hubbell, Inc., Class B(b)	12,348,768

		92,354,853

	Electronic Equipment, Instruments & Components – 0.5%
980,884	Corning, Inc.(b)	20,422,005
271,907	TE Connectivity Ltd.(b)	16,371,520

		36,793,525

	Energy Equipment & Services – 2.5%
368,146	Baker Hughes, Inc.(b)	23,936,853
59,772	CARBO Ceramics, Inc.(b)	8,247,938
122,633	Diamond Offshore Drilling, Inc.(b)	5,979,585
824,750	Halliburton Co.(b)	48,569,527
507,435	Patterson-UTI Energy, Inc.(b)	16,075,541
51,000	Rowan Cos. PLC(b)(c)	1,717,680
891,058	Schlumberger Ltd.(b)	86,878,155
53,451	Seadrill Ltd.	1,879,337
125,788	Tidewater, Inc.(b)	6,115,813

		199,400,429

	Food & Staples Retailing – 2.0%
926,396	CVS Caremark Corp.(b)	69,350,004
788,970	Wal-Mart Stores, Inc.(b)	60,300,977
474,456	Walgreen Co.(b)	31,328,330

		160,979,311

	Food Products – 1.4%
804,913	ConAgra Foods, Inc.(b)	24,976,450
520,372	Kraft Foods Group, Inc.(b)	29,192,869
1,595,563	Mondelez International, Inc., Class A(b)	55,126,702

		109,296,021

	Gas Utilities – 0.3%
55,508	AGL Resources, Inc.	2,717,672
190,728	National Fuel Gas Co.(b)	13,358,589
111,069	ONE Gas, Inc.(b)(c)	3,990,709
132,988	WGL Holdings, Inc.(b)	5,327,499

		25,394,469

	Health Care Equipment & Supplies – 2.1%
1,101,640	Abbott Laboratories(b)	42,424,156
465,967	Baxter International, Inc.(b)	34,285,852
1,386,881	Boston Scientific Corp.(b)(c)	18,750,631
291,091	Covidien PLC(b)	21,441,763

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
21,324	Intuitive Surgical, Inc.(b)(c)	$9,339,699
663,888	Medtronic, Inc.(b)	40,855,668

		167,097,769

	Health Care Providers & Services – 2.1%
552,108	Aetna, Inc.(b)	41,391,537
394,525	Express Scripts Holding Co.(b)(c)	29,624,882
134,644	HCA Holdings, Inc.(b)(c)	7,068,810
40,000	Patterson Cos., Inc.(b)	1,670,400
76,000	Quest Diagnostics, Inc.(b)	4,401,920
655,493	UnitedHealth Group, Inc.(b)	53,743,871
149,076	Universal Health Services, Inc., Class B(b)	12,234,668
168,766	WellPoint, Inc.(b)	16,800,655

		166,936,743

	Hotels, Restaurants & Leisure – 1.6%
568,213	International Game Technology(b)	7,989,075
205,262	Las Vegas Sands Corp.(b)	16,581,064
608,589	McDonald’s Corp.(b)	59,659,980
306,876	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	11,860,757
390,700	MGM Resorts International(b)(c)	10,103,502
56,179	Tim Hortons, Inc.	3,107,261
221,449	Wendy’s Co. (The)(b)	2,019,615
94,720	Wynn Resorts Ltd.(b)	21,042,048

		132,363,302

	Household Durables – 1.0%
517,086	Leggett & Platt, Inc.(b)	16,877,687
553,591	Newell Rubbermaid, Inc.(b)	16,552,371
462,035	Toll Brothers, Inc.(b)(c)	16,587,056
165,414	Tupperware Brands Corp.(b)	13,855,077
96,230	Whirlpool Corp.(b)	14,382,536

		78,254,727

	Household Products – 2.1%
542,279	Colgate-Palmolive Co.(b)	35,177,639
296,075	Kimberly-Clark Corp.(b)	32,642,269
1,288,217	Procter & Gamble Co. (The)(b)	103,830,290

		171,650,198

	Industrial Conglomerates – 2.3%
374,548	3M Co.(b)	50,811,182
5,302,893	General Electric Co.(b)	137,291,900

		188,103,082

	Insurance – 2.8%
96,203	Aegon NV, NY Registered Shares, Sponsored ADR(b)	885,068
247,214	Aflac, Inc.(b)	15,584,371
541,612	Allstate Corp. (The)(b)	30,644,407
861,940	American International Group, Inc.(b)	43,105,619
169,698	Aon PLC(b)	14,302,147
295,389	Arthur J. Gallagher & Co.(b)	14,054,609
351,387	Fidelity National Financial, Inc., Class A(b)	11,047,607
425,066	Lincoln National Corp.(b)	21,538,094

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
508,491	Marsh & McLennan Cos., Inc.(b)	$25,068,606
82,225	Mercury General Corp.	3,706,703
484,934	Old Republic International Corp.(b)	7,952,918
262,874	Principal Financial Group, Inc.(b)	12,089,575
190,624	Travelers Cos., Inc. (The)(b)	16,222,102
344,887	XL Group PLC(b)	10,777,719

		226,979,545

	Internet & Catalog Retail – 1.2%
245,480	Amazon.com, Inc.(b)(c)	82,608,930
33,650	Netflix, Inc.(b)(c)	11,845,809

		94,454,739

	Internet Software & Services – 3.5%
207,722	Akamai Technologies, Inc.(b)(c)	12,091,498
46,952	Baidu, Inc., Sponsored ADR(b)(c)	7,154,546
729,210	eBay, Inc.(b)(c)	40,281,560
594,526	Facebook, Inc., Class A(b)(c)	35,814,246
145,842	Google, Inc., Class A(b)(c)	162,542,368
44,400	LinkedIn Corp., Class A(b)(c)	8,211,336
236,066	VeriSign, Inc.(b)(c)	12,726,318
216,000	Yahoo!, Inc.(b)(c)	7,754,400

		286,576,272

	IT Services – 3.7%
640,636	Automatic Data Processing, Inc.(b)	49,495,537
159,578	Broadridge Financial Solutions, Inc.(b)	5,926,727
501,840	Cognizant Technology Solutions Corp., Class A(b)(c)	25,398,122
351,538	Fidelity National Information Services, Inc.(b)	18,789,706
441,185	International Business Machines Corp.(b)	84,923,701
824,256	Paychex, Inc.(b)	35,113,306
305,601	Visa, Inc., Class A(b)	65,967,032
759,391	Western Union Co. (The)(b)	12,423,637

		298,037,768

	Leisure Products – 0.3%
676,879	Mattel, Inc.(b)	27,149,617

	Machinery – 2.4%
297,377	Caterpillar, Inc.(b)	29,550,353
254,563	Cummins, Inc.(b)	37,927,341
223,938	Deere & Co.(b)	20,333,570
241,235	Parker Hannifin Corp.(b)	28,878,242
212,982	Pentair Ltd. (Registered)(b)	16,897,992
109,186	Snap-on, Inc.(b)	12,390,427
175,366	SPX Corp.(b)	17,240,232
265,495	Stanley Black & Decker, Inc.(b)	21,568,814
194,217	Timken Co. (The)(b)	11,416,075

		196,203,046

	Media – 3.5%
1,000,000	Comcast Corp., Class A(b)	50,020,000
55,499	Liberty Global PLC, Class A(b)(c)	2,308,758
155,555	Liberty Global PLC, Series C(b)(c)	6,332,644

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
243,853	News Corp., Class B(b)(c)	$4,072,345
369,130	Omnicom Group, Inc.(b)	26,798,838
2,399,600	Sirius XM Holdings, Inc.(b)(c)	7,678,720
295,352	Time Warner Cable, Inc.(b)	40,516,387
784,044	Time Warner, Inc.(b)	51,221,595
1,130,868	Walt Disney Co. (The)(b)	90,548,601

		279,497,888

	Metals & Mining – 1.0%
794,380	Alcoa, Inc.(b)	10,223,671
843,975	Freeport-McMoRan Copper & Gold, Inc.(b)	27,910,253
229,096	Gerdau S.A., Sponsored ADR(b)	1,468,505
373,483	Nucor Corp.(b)	18,875,831
87,612	Silver Wheaton Corp.(b)	1,988,792
205,799	Southern Copper Corp.(b)	5,990,809
499,488	Steel Dynamics, Inc.(b)	8,885,892
117,586	Worthington Industries, Inc.(b)	4,497,664

		79,841,417

	Multi-Utilities – 1.4%
637,824	Ameren Corp.(b)	26,278,349
555,626	CenterPoint Energy, Inc.(b)	13,162,780
553,014	Consolidated Edison, Inc.(b)	29,669,201
217,913	Integrys Energy Group, Inc.(b)	12,998,510
861,486	Public Service Enterprise Group, Inc.(b)	32,857,076

		114,965,916

	Multiline Retail – 0.9%
177,633	J.C. Penney Co., Inc.(b)(c)	1,531,196
432,774	Macy’s, Inc.(b)	25,659,171
279,529	Nordstrom, Inc.(b)	17,456,586
58,617	Sears Holdings Corp.(b)(c)	2,799,548
394,672	Target Corp.(b)	23,881,603

		71,328,104

	Oil, Gas & Consumable Fuels – 7.7%
703,847	Chesapeake Energy Corp.(b)	18,032,560
1,029,855	Chevron Corp.(b)	122,460,058
48,894	CNOOC Ltd., Sponsored ADR(b)	7,422,598
1,013,513	ConocoPhillips(b)	71,300,640
491,423	CONSOL Energy, Inc.(b)	19,632,349
2,185,466	ExxonMobil Corp.(b)	213,476,319
140,793	HollyFrontier Corp.(b)	6,698,931
626,837	Occidental Petroleum Corp.(b)	59,731,298
444,276	Oneok, Inc.(b)	26,323,353
514,037	Phillips 66(b)	39,611,691
608,971	Southwestern Energy Co.(b)(c)	28,018,756
124,543	Statoil ASA, Sponsored ADR	3,514,603
80,048	Total S.A., Sponsored ADR(b)	5,251,149
50,000	Valero Energy Corp.(b)	2,655,000

		624,129,305

	Personal Products – 0.1%
539,677	Avon Products, Inc.(b)	7,900,871

Shares	Description	Value (†)
Common Stocks – continued
	Personal Products – continued
73,600	Herbalife Ltd.(b)	$4,215,072

		12,115,943

	Pharmaceuticals – 6.3%
1,087,797	AbbVie, Inc.(b)	55,912,766
1,080,611	Bristol-Myers Squibb Co.(b)	56,137,742
641,157	Eli Lilly & Co.(b)	37,738,501
158,949	GlaxoSmithKline PLC, Sponsored ADR(b)	8,492,645
1,364,904	Johnson & Johnson(b)	134,074,520
36,386	Mallinckrodt PLC(b)(c)	2,307,236
1,636,032	Merck & Co., Inc.(b)	92,877,537
3,846,836	Pfizer, Inc.(b)	123,560,372

		511,101,319

	Professional Services – 0.1%
72,152	Dun & Bradstreet Corp. (The)(b)	7,168,301

	REITs – Diversified – 0.5%
1,214,147	Duke Realty Corp.(b)	20,494,801
528,528	Liberty Property Trust(b)	19,534,395

		40,029,196

	REITs - Healthcare – 0.6%
122,701	Healthcare Realty Trust, Inc.	2,963,229
480,157	Senior Housing Properties Trust(b)	10,789,128
510,185	Ventas, Inc.(b)	30,901,905

		44,654,262

	REITs - Mortgage – 0.6%
1,060,562	American Capital Agency Corp.(b)	22,791,477
1,577,901	Annaly Capital Management, Inc.(b)	17,309,574
248,413	Hatteras Financial Corp.(b)	4,682,585

		44,783,636

	REITs - Office Property – 0.1%
425,213	Mack-Cali Realty Corp.(b)	8,840,178

	Road & Rail – 0.6%
1,330,130	CSX Corp.(b)	38,533,866
499,500	Hertz Global Holdings, Inc.(b)(c)	13,306,680

		51,840,546

	Semiconductors & Semiconductor Equipment – 2.8%
726,190	Advanced Micro Devices, Inc.(b)(c)	2,912,022
315,176	Altera Corp.(b)	11,421,978
350,716	Analog Devices, Inc.(b)	18,637,048
1,189,578	Applied Materials, Inc.(b)	24,291,183
66,882	First Solar, Inc.(b)(c)	4,667,695
2,880,967	Intel Corp.(b)	74,357,758
308,428	Linear Technology Corp.(b)	15,017,359
363,479	Microchip Technology, Inc.(b)	17,359,757
328,000	Micron Technology, Inc.(b)(c)	7,760,480
466,539	NVIDIA Corp.(b)	8,355,714
210,422	Skyworks Solutions, Inc.(b)(c)	7,895,034

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
392,402	Texas Instruments, Inc.(b)	$18,501,754
288,156	Xilinx, Inc.(b)	15,638,226

		226,816,008

	Software – 4.0%
542,730	Activision Blizzard, Inc.(b)	11,093,401
464,134	Adobe Systems, Inc.(b)(c)	30,512,169
323,697	Autodesk, Inc.(b)(c)	15,919,418
4,178,128	Microsoft Corp.(b)	171,261,467
174,900	Nuance Communications, Inc.(c)	3,003,033
1,834,731	Oracle Corp.(b)	75,058,845
567,178	Symantec Corp.(b)	11,326,545
230,100	TIBCO Software, Inc.(b)(c)	4,675,632

		322,850,510

	Specialty Retail – 2.7%
128,074	Abercrombie & Fitch Co., Class A(b)	4,930,849
402,503	American Eagle Outfitters, Inc.(b)	4,926,637
3,569	AutoZone, Inc.(b)(c)	1,916,910
230,924	Best Buy Co., Inc.(b)	6,098,703
218,515	Foot Locker, Inc.(b)	10,265,834
444,063	Gap, Inc. (The)(b)	17,789,164
935,960	Home Depot, Inc. (The)(b)	74,062,515
381,554	L Brands, Inc.(b)	21,660,820
912,061	Lowe’s Cos., Inc.(b)	44,599,783
208,195	Tiffany & Co.(b)	17,935,999
266,363	TJX Cos., Inc. (The)(b)	16,154,916

		220,342,130

	Technology Hardware, Storage & Peripherals – 3.8%
446,011	Apple, Inc.(b)	239,391,944
905,363	EMC Corp.(b)	24,816,000
1,000,345	Hewlett-Packard Co.(b)	32,371,164
220,600	Seagate Technology PLC(b)	12,388,896

		308,968,004

	Thrifts & Mortgage Finance – 0.2%
929,316	New York Community Bancorp, Inc.(b)	14,934,108

	Tobacco – 1.7%
1,187,418	Altria Group, Inc.(b)	44,445,056
817,703	Philip Morris International, Inc.(b)	66,945,344
380,511	Reynolds American, Inc.(b)	20,326,898
167,522	Vector Group Ltd.	3,608,424

		135,325,722

	Trading Companies & Distributors – 0.1%
124,960	GATX Corp.(b)	8,482,285

	Total Common Stocks (Identified Cost $4,897,544,905)	8,105,546,928

Contracts	Description	Value (†)
Purchased Options – 0.3%
	Index Options – 0.3%
5,846	On S&P 500® Index, Put expiring April 19, 2014 at 1675(d)	$336,145
7,387	On S&P 500® Index, Put expiring April 19, 2014 at 1700(d)	572,493
7,387	On S&P 500® Index, Put expiring May 17, 2014 at 1675(d)	2,696,255
8,188	On S&P 500® Index, Put expiring May 17, 2014 at 1700(d)	3,807,420
5,843	On S&P 500® Index, Put expiring June 21, 2014 at 1675(d)	5,171,055
8,098	On S&P 500® Index, Put expiring June 21, 2014 at 1700(d)	8,867,310

	Total Purchased Options (Identified Cost $41,242,613)	21,450,678

Principal Amount
Short-Term Investments – 0.7%
$59,531,136	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $59,531,136 on 4/01/2014 collateralized by $7,315,000 Federal Home Loan Bank, 3.500% due 3/04/2033 valued at $6,519,494; $32,265,000 Federal National Mortgage Association, 3.400% due 9/27/2032 valued at $28,756,181; $5,605,000 Federal National Mortgage Association, 3.250% due 12/27/2032 valued at $4,932,400; $21,625,000 Federal National Mortgage Association, 1.420% due 2/05/2020 valued at $20,516,719 including accrued interest(e) (Identified Cost $59,531,136)	59,531,136

	Total Investments – 101.3% (Identified Cost $4,998,318,654)(a)	8,186,528,742
	Other assets less liabilities – (1.3)%	(102,246,240)

	Net Assets – 100.0%	$8,084,282,502

Contracts
Written Options – (1.5%)
	Index Options – (1.5%)
5,056	On S&P 500® Index, Call expiring April 04, 2014 at 1875(d)	$(3,817,280)
4,908	On S&P 500® Index, Call expiring April 11, 2014 at 1845(d)	(15,877,380)
4,903	On S&P 500® Index, Call expiring April 19, 2014 at 1825(d)	(25,593,660)
8,106	On S&P 500® Index, Call expiring April 19, 2014 at 1850(d)	(26,020,260)
4,907	On S&P 500® Index, Call expiring April 19, 2014 at 1875(d)	(7,679,455)
4,660	On S&P 500® Index, Call expiring May 17, 2014 at 1850(d)	(20,084,600)
5,056	On S&P 500® Index, Call expiring May 17, 2014 at 1875(d)	(13,853,440)
5,153	On S&P 500® Index, Call expiring May 17, 2014 at 1900(d)	(7,858,325)

	Total Written Options (Premiums Received $125,482,808)	$(120,784,400)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (CBOE).

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2014, purchased options were fair valued at $21,450,678 and written options were fair valued at $(120,784,400) using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $4,998,318,654 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,267,470,944
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(79,260,856)

Net unrealized appreciation	$3,188,210,088

At December 31, 2013, the Fund had a short-term capital loss carryforward of $2,214,983,684 of which $75,883,641 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $740,452,013 with no expiration date and a long-term capital loss carryforward of $223,142,508 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.

(c)	Non-income producing security.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,105,546,928	$—	$—	$8,105,546,928
Purchased Options*	—	21,450,678	—	21,450,678
Short-Term Investments	—	59,531,136	—	59,531,136

Total	$8,105,546,928	$80,981,814	$—	$8,186,528,742

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(120,784,400)	$—	$(120,784,400)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2014, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$21,450,678

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(120,784,400)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2014 (Unaudited)

Oil, Gas & Consumable Fuels	7.7%
Pharmaceuticals	6.3
Banks	6.2
Software	4.0
Technology Hardware, Storage & Peripherals	3.8
IT Services	3.7
Internet Software & Services	3.5
Media	3.5
Biotechnology	2.9
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.8
Specialty Retail	2.7
Aerospace & Defense	2.7
Energy Equipment & Services	2.5
Machinery	2.4
Chemicals	2.4
Industrial Conglomerates	2.3
Capital Markets	2.3
Diversified Telecommunication Services	2.3
Household Products	2.1
Beverages	2.1
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.1
Food & Staples Retailing	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	0.7

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014